UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut          May 16, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $440,310,414

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1. 028-11156 Contrarian Equity Fund, LP


                                                       FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4            COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8

                             TITLE                        MKT         SHARES OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP        VALUE       PRN CALL    PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------               --------        -----        -----       --------    --- ----  ----------  --------  ----  ------ ----
Alderwoods Groups Inc            COM          014383103   10,099,203      811,833  SH          Sole       None      X
Blockbuster Inc                  CL B         093679207   32,846,440    3,929,000  SH         Defined       1             X
Conseco Inc                    COM NEW        208464883    1,141,580       55,905  SH          Sole       None      X
DDI Corp                    COM PAR $0.01     233162304    4,906,258    1,752,235  SH         Defined       1             X
Genesis Healthcare Corp          COM          37184D101    1,122,689       26,176  SH          Sole       None      X
Hollywood Entmt Corp             COM          436141105   34,923,561    2,651,751  SH         Defined       1             X
Integrated Alarm Svcs Group      COM          45890M109   12,561,967    2,467,970  SH         Defined       1             X
Leucadia Natl Corp               COM          527288104    1,799,253       52,380  SH          Sole       None      X
MI Devs Inc                  CL A SUB VTG     55304X104    6,814,439      214,628  SH          Sole       None      X
Magna Entmt Corp                 CL A         559211107    1,123,620      183,000  SH          Sole       None      X
Maxtor Corp                    COM NEW        577729205   35,196,588    6,615,900  SH         Defined       1             X
Merck & Co Inc                   COM          589331107    6,474,000      200,000  SH          Sole       None      X
Miller Inds Inc Tenn           COM NEW        600551204    9,499,914      734,151  SH          Sole       None      X
NTL Inc Del                      COM          62940M104    2,228,450       35,000  SH          Sole       None      X
Neighborcare Inc                 COM          64015Y104    1,670,351       57,106  SH          Sole       None      X
Nutraceutical Intl Corp          COM          67060Y101    7,733,336      487,600  SH         Defined       1             X
PG&E Corp                        COM          69331C108      376,312       11,303  SH          Sole       None      X
Parker Drilling Co               COM          701081101   53,744,675    9,346,900  SH         Defined       1             X
Petroleum Geo Svcs ASA New  SPONSORED ADR     716599105   38,386,043      571,476  SH         Defined       1             X
Pfizer Inc                       COM          717081103    4,465,900      170,000  SH          Sole       None      X
Price Communications Corp      COM NEW        741437305    5,413,275      309,330  SH          Sole       None      X
Radiologix Inc                   COM          75040k109   16,405,604    3,824,150  SH         Defined       1             X
Rite Aid Corp                    COM          767754104   33,886,167    8,557,113  SH         Defined       1             X
Sharper Image Corp               COM          820013100      180,850       10,888  SH         Defined       1             X
Sun Healthcare Group Inc         COM          866933401    1,908,512      287,860  SH          Sole       None      X
Terra Inds Inc                   COM          880915103   47,271,452    6,091,682  SH         Defined       1             X
USA Mobility Inc                 COM          90341G103   60,723,529    1,874,183  SH         Defined       1             X
Ultimate Electrs Inc             COM          903849107      176,641      609,107  SH         Defined       1             X
UnitedGlobalcom                  CL A         913247508    7,229,805      764,250  SH          Sole       None      X
                                                         440,310,414




01385.0001 #570647